Initial Public Offering	6 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Initial Public Offering
Initial Public Offering

Note 3 — Initial Public Offering

Pursuant to the Public Offering, on November 24, 2021, the Company sold 24,000,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of common stock and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of common stock at an exercise price of $11.50 per share, subject to adjustment (see Note 7).

On December 1, 2021, the Company consummated the closing of the sale of an additional 3,600,000 Units (“Option Units”) at $10.00 per Option Unit pursuant to the underwriters’ exercise in full of their over-allotment option, generating gross proceeds of $36,000,000.

Note 3 — Initial Public Offering

Pursuant to the Initial Public Offering, on November 24, 2021, the Company sold 24,000,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one Public Share and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of common stock at an exercise price of $11.50 per share, subject to adjustment (see Note 8).

On December 1, 2021, the Company consummated the closing of the sale of an additional 3,600,000 Units (“Option Units”) at $10.00 per Option Unit pursuant to the underwriters’ exercise in full of their over-allotment option, generating gross proceeds of $36,000,000.